J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST II

JPMorgan Small Cap Growth Fund

(All Share Classes)

(the “Fund”)

Supplement dated February 11, 2025

to the current Summary Prospectuses, Prospectuses and Statement of Additional Information, as supplemented

Portfolio Manager Retirement. Matthew Cohen previously announced his retirement from J.P. Morgan Investment Management Inc. Effective March 4, 2025, all references to Matthew Cohen will be removed from the Summary Prospectuses, Prospectuses and Statement of Additional Information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-RET-SCG-225